ACQUISITIONS OF CONSOLIDATED ENTITIES - Business Combinations By Type (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Other financial assets	$ 28,324	$ 26,899
Assets classified as held for sale	2,489	2,830
Goodwill	34,911	28,662	$ 20,227
Liabilities associated with assets classified as held for sale	118	876
Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill	14,396	15,005
Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Goodwill	3,335	1,500
Real Estate
Disclosure of detailed information about business combination [line items]
Goodwill	19	20
Asset management
Disclosure of detailed information about business combination [line items]
Goodwill	2,674	3,348
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill	14,487	8,789
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	1,171	1,650
Accounts receivable and other	2,070	2,137
Other financial assets	1,567	4,769
Inventory		523
Assets classified as held for sale	293
Equity accounted investments		683
Property, plant and equipment	16,404	7,973
Identifiable intangible assets recognised as of acquisition date	4,111	11,978
Goodwill	7,211	9,581
Deferred income tax assets	97	73
Total assets	36,168	49,172
Accounts payable and other	3,490	4,351
Liabilities associated with assets classified as held for sale	138
Non-recourse borrowings	11,952	9,107
Deferred income tax liabilities	1,938	2,857
Non-controlling interests	415	1,980
Preferred Equity from Business Combinations [Member]	(641)
Preferred equity
Total liabilities	(18,574)	(18,295)
Identifiable assets acquired (liabilities assumed)	17,594	30,877
Total | Private Equity
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date		953
Accounts receivable and other		1,446
Other financial assets		4,558
Inventory		485
Equity accounted investments		461
Investment properties		0
Property, plant and equipment		1,502
Identifiable intangible assets recognised as of acquisition date		11,594
Goodwill		8,155
Deferred income tax assets		62
Total assets		29,216
Accounts payable and other		2,300
Non-recourse borrowings		4,924
Deferred income tax liabilities		1,911
Non-controlling interests		96
Preferred equity
Total liabilities		(9,231)
Identifiable assets acquired (liabilities assumed)		19,985
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date		7
Accounts receivable and other		10
Other financial assets		11
Inventory		2
Equity accounted investments		0
Investment properties		0
Property, plant and equipment		160
Identifiable intangible assets recognised as of acquisition date		302
Goodwill		279
Deferred income tax assets		1
Total assets		772
Accounts payable and other		55
Non-recourse borrowings		52
Deferred income tax liabilities		18
Non-controlling interests		64
Preferred equity
Total liabilities		(189)
Identifiable assets acquired (liabilities assumed)		583
Total | Asset management
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date		605
Accounts receivable and other		302
Other financial assets		188
Inventory		5
Equity accounted investments		222
Investment properties		9,805
Property, plant and equipment		3,224
Identifiable intangible assets recognised as of acquisition date		82
Goodwill		456
Deferred income tax assets		0
Total assets		14,889
Accounts payable and other		795
Non-recourse borrowings		3,707
Deferred income tax liabilities		878
Non-controlling interests		1,788
Preferred equity
Total liabilities		(7,168)
Identifiable assets acquired (liabilities assumed)		7,721
Total | Renewable Power and Transition
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	228	85
Accounts receivable and other	585	379
Other financial assets	47	12
Inventory		31
Assets classified as held for sale	293
Equity accounted investments
Investment properties	0	0
Property, plant and equipment	7,200	3,087
Identifiable intangible assets recognised as of acquisition date	8
Goodwill	1,674	691
Deferred income tax assets	97	10
Total assets	10,132	4,295
Accounts payable and other	1,944	1,201
Liabilities associated with assets classified as held for sale	138
Non-recourse borrowings	2,868	424
Deferred income tax liabilities	333	50
Non-controlling interests	414	32
Preferred Equity from Business Combinations [Member]	0
Preferred equity
Total liabilities	(5,697)	(1,707)
Identifiable assets acquired (liabilities assumed)	4,435	$ 2,588
Total | Infrastructure
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	921
Accounts receivable and other	1,475
Other financial assets	1,519
Assets classified as held for sale	0
Investment properties	3,244
Property, plant and equipment	8,964
Identifiable intangible assets recognised as of acquisition date	4,020
Goodwill	5,334
Deferred income tax assets	0
Total assets	25,477
Accounts payable and other	1,500
Liabilities associated with assets classified as held for sale	0
Non-recourse borrowings	9,084
Deferred income tax liabilities	1,558
Non-controlling interests	0
Preferred Equity from Business Combinations [Member]	(641)
Preferred equity
Total liabilities	(12,783)
Identifiable assets acquired (liabilities assumed)	12,694
Total | Private Equity and Other [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	22
Accounts receivable and other	10
Other financial assets	1
Assets classified as held for sale	0
Investment properties	0
Property, plant and equipment	240
Identifiable intangible assets recognised as of acquisition date	83
Goodwill	203
Deferred income tax assets	0
Total assets	559
Accounts payable and other	46
Liabilities associated with assets classified as held for sale	0
Non-recourse borrowings	0
Deferred income tax liabilities	47
Non-controlling interests	1
Preferred Equity from Business Combinations [Member]	0
Preferred equity
Total liabilities	(94)
Identifiable assets acquired (liabilities assumed)	$ 465